Financial risk management - Impacts of reasonably possible changes in significant level 3 assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financing derivatives | Plus 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
20 basis points change in Limited Price Inflation (LPI) market curve	£ (88)	£ (84)
Financing derivatives | Minus 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	83	82
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	(1)	(1)
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	2	3
Commodity contract derivatives | Plus 10% market area price change
Disclosure of detailed information about financial instruments [line items]
10% market area price change	(10)	(6)
Commodity contract derivatives | Minus 10% market area price change
Disclosure of detailed information about financial instruments [line items]
–10% market area price change	10	5
Other | Plus 50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
50 basis points change in discount rate	(3)	(5)
Other | Minus 50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
- 50 basis points change in discount rate	£ 3	£ 6